                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-09545

                     SELIGMAN ASSET ALLOCATION SERIES, INC.
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 7/1/09-8/14/09*

* The following Acquired Funds, each a series of the registrant, merged into the respective Acquiring Fund as shown below effective Aug. 14, 2009. Therefore, the voting record for each Acquired Fund is for proxies voted during the period with a record date prior to Aug. 14, 2009.

ACQUIRED FUND                              ACQUIRING FUND
----------------------------------------   -------------------------------------
Seligman Asset Allocation Aggressive       RiverSource Portfolio Builder Total
Growth Fund                                Equity, a series of RiverSource
                                           Market Advantage Series, Inc.

Seligman Asset Allocation Balanced Fund    RiverSource Portfolio Builder
                                           Moderate Aggressive, a series of
                                           RiverSource Market Advantage Series,
                                           Inc.

Seligman Asset Allocation Growth Fund      RiverSource Portfolio Builder Total
                                           Equity, a series of RiverSource
                                           Market Advantage Series, Inc.

Seligman Asset Allocation Moderate         RiverSource Portfolio Builder
Growth Fund                                Aggressive, a series of RiverSource
                                           Market Advantage Series, Inc.

--------------------------------FORM N-PX REPORT--------------------------------

ICA File Number: 811-9545
Reporting Period: 07/01/08 - 08/14/09
Seligman Asset Allocation Series, Inc.

================== SELIGMAN ASSET ALLOCATION AGGRESSIVE GROWTH FUND ===========


This Fund is a Fund-of-Funds and only owns shares of other affiliated funds. The Fund votes for, against or abstain on each proposal of the underlying fund in the same proportion as the other shareholders of the underlying fund vote on the proposal.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


================== SELIGMAN ASSET ALLOCATION BALANCED FUND ==================


This Fund is a Fund-of-Funds and only owns shares of other affiliated funds. The Fund votes for, against or abstain on each proposal of the underlying fund in the same proportion as the other shareholders of the underlying fund vote on the proposal.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


=============== SELIGMAN ASSET ALLOCATION GROWTH FUND===============


This Fund is a Fund-of-Funds and only owns shares of other affiliated funds. The Fund votes for, against or abstain on each proposal of the underlying fund in the same proportion as the other shareholders of the underlying fund vote on the proposal.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== SELIGMAN ASSET ALLOCATION MODERATE GROWTH FUND===============


This Fund is a Fund-of-Funds and only owns shares of other affiliated funds. The Fund votes for, against or abstain on each proposal of the underlying fund in the same proportion as the other shareholders of the underlying fund vote on the proposal.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.




-----END N-PX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Seligman Asset Allocation Series, Inc.


By (Signature and Title)* /s/ J. Kevin Connaughton
                          ----------------------------------------
                          J. Kevin Connaughton
                          President

Date                      August 23, 2010

* Print the name and title of each signing officer under his or her signature.